Changes in liabilities from financing activities (Tables)	6 Months Ended
Jun. 30, 2018
Changes in liabilities from financing activities [Abstract]
Changes in liabilities from financing activities
	January 1, 2018	Cash flow	Payment from of loans and financing and debentures	Interest + Exchange and monetary variation	Others (*)	June 30, 2018
Loans and financing current	14,139	(10,078)	(6,681)	13,543	-	10,923
Loans and financing current non-current	371,375	-	-	9,156	169,238	549,769
Debentures current non-current	1,068,979	-	-	42,347	(169,238)	942,088
Total liabilities from financing activities	1,454,493	(10,078)	(6,681)	65,046	-	1,502,780

	January 1, 2017	Cash flow	Payment from of loans and financing and debentures	Interest + Exchange and monetary variation	Others (*)	June 30, 2017
Loans and financing current	16,732	(10,617)	(2,156)	2,011	3,914	9,884
Loans and financing current non-current	9,965	-	-	-	(3,914)	6,051
Debentures current	1,665,629	-	-	120,083	-	1,785,712
Accounts payable from acquisition of investments current	4,856	(3,633)	-	737	4,856	6,816
Accounts payable from acquisition of investments non-current	4,856	-	-	-	(4,856)	-
Total liabilities from financing activities	1,702,038	(14,250)	(2,156)	122,831	-	1,808,463

(*) Debt restructuring.